UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2013 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 3.6%
Fairfax Financial Holdings Ltd.	2,100	$826
Imperial Oil Ltd.	19,500	744

		1,570

France — 5.5%
BNP Paribas	9,881	541
Sanofi-Aventis SA	8,079	835
Total SA	21,307	1,041

		2,417

Germany — 4.9%
Daimler AG	16,274	982
Siemens AG	11,592	1,174

		2,156

Hong Kong — 3.7%
China Merchants Holdings International Co. Ltd.	270,000	835
CNOOC Ltd.	470,000	787

		1,622

Japan — 9.1%
JGC Corp.	26,000	936
KDDI Corp.	18,600	969
Shin-Etsu Chemical Co. Ltd.	11,800	781
Toyota Motor Corp.	21,300	1,285

		3,971

Netherlands — 6.0%
Akzo Nobel NV	21,131	1,192
PostNL NV1	93,489	261
Reed Elsevier NV	70,289	1,171

		2,624

Singapore — 2.3%
Sembcorp Industries Ltd.	109,000	424
SembCorp Marine Ltd.	165,000	559

		983

South Korea — 0.6%
SK Telecom Co., Ltd.	1,446	266

Switzerland — 2.3%
Novartis AG	13,970	990

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — 18.9%
Aviva PLC	103,792	$535
Balfour Beatty PLC	129,549	468
Barclays PLC	145,244	619
BG Group PLC	45,159	768
British American Tobacco PLC	10,802	554
HSBC Holdings PLC	61,200	634
International Consolidated Airlines Group SA1	147,856	593
Michael Page International PLC	121,629	688
Petrofac Ltd.	25,761	469
Royal Dutch Shell PLC, Class A	26,238	838
TESCO PLC	237,859	1,198
Vodafone Group PLC	301,552	864

		8,228

United States — 38.4%
Agilent Technologies Inc.	19,792	846
Air Products & Chemicals Inc.	12,500	1,145
Altria Group Inc.	23,000	805
Anadarko Petroleum Corp.	10,700	919
Apollo Group Inc., Class A1	33,186	588
Babcock & Wilcox Co.	14,199	426
Boeing Co.	11,600	1,188
Carnival Corp.	19,800	679
Citigroup Inc.	20,500	983
Johnson & Johnson	9,950	854
Microsoft Corp.	45,452	1,570
NASDAQ OMX Group Inc.	16,000	525
Oracle Corp.	34,900	1,072
State Street Corp.	6,500	424
Total System Services Inc.	29,000	710
UnitedHealth Group Inc.	23,618	1,547
Walt Disney Co.	9,100	575
Wells Fargo & Co.	21,500	887
Western Union Co.	58,165	995

		16,738

Total Common Stock
(Cost $38,543) — 95.3%		41,565

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2013 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.050% **	1,299,059	$1,299

Total Short-Term Investment
(Cost $ 1,299) — 3.0%		1,299

Total Investments — 98.3%
(Cost $ 39,842)‡		42,864

Other Assets in Excess of Liabilities — 1.7%		761

Net Assets — 100.0%		$43,624

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2013.
1	Non-income producing security.
‡	At June 30, 2013, the tax basis cost of the Fund’s investments was $39,842 and the unrealized appreciation and depreciation were $4,580 and ($1,558), respectively.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$1,570	$—	$—	$1,570
France	—	2,417	—	2,417
Germany	—	2,156	—	2,156
Hong Kong	—	1,622	—	1,622
Japan	—	3,971	—	3,971
Netherlands	—	2,624	—	2,624
Singapore	—	983	—	983
South Korea	—	266	—	266
Switzerland	—	990	—	990
United Kingdom	—	8,228	—	8,228
United States	16,738	—	—	16,738

Total Common Stock	18,308	23,257	—	41,565
Short-Term Investment
United States	1,299	—	—	1,299

Total Investments in Securities	$19,607	$23,257	$—	$42,864

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 26, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 26, 2013